Grants and other liabilities	12 Months Ended
Dec. 31, 2017
Grants and other liabilities [Abstract]
Grants and other liabilities
Note 16.- Grants and other liabilities

	Balance as of December 31,
	2017	2016
Grants	1,225,877	1,297,755
Other liabilities	410,183	314,290
Grant and other non-current liabilities	1,636,060	1,612,045

As of December 31, 2017, the amount recorded in Grants corresponds primarily to the ITC Grant awarded by the U.S. Department of the Treasury to Solana and Mojave for a total amount of $771 million ($803 million as of December 31, 2016), which was primarily used to fully repay the Solana and Mojave short-term tranche of the loan with the Federal Financing Bank. The amount recorded in Grants as a liability is progressively recorded as other income over the useful life of the asset.

The remaining balance of the “Grants” account corresponds to loans with interest rates below market rates for Solana and Mojave for a total amount of $452 million ($492 million as of December 31, 2016). Loans with the Federal Financing Bank guaranteed by the Department of Energy for these projects bear interest at a rate below market rates for these types of projects and terms. The difference between proceeds received from these loans and its fair value, is initially recorded as “Grants” in the consolidated statement of financial position, and subsequently recorded in “Other operating income” starting at the entry into operation of the plants. Total amount of income for these two types of grants for Solana and Mojave is $59.8 million and $57.0 million for the year ended December 31, 2017 and 2016, respectively.

Other liabilities mainly relate to the investment from Liberty Interactive Corporation (‘Liberty’) made on October 2, 2013 for an amount of $300 million. The investment was made in class A shares of Arizona Solar Holding, the holding of Solana Solar plant in the United States. Such investment was made in a tax equity partnership which permits the partners to have certain tax benefits such as accelerated depreciation and ITC.

According to the stipulations of IAS 32 and in spite of the fact that the investment of Liberty is in shares, it does not qualify as equity and has been classified as a liability as of December 31, 2017 and 2016. The liability is recorded in Grants and other liabilities for a total amount of $352 million ($263 million as of December 31, 2016) and its current portion is recorded in other current liabilities for the remaining amount (see Note 17). This liability has been initially valued at fair value, calculated as the present value of expected cash-flows during the useful life of the concession, and is then measured at amortized cost in accordance with the effective interest method, considering the most updated expected future cash-flows.